Other Financial Liabilities - Schedule of Other Financial Liabilities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Other financial liabilities (Current)
Lease liabilities	$ 51,826	$ 135,478
Audit fee payable	11,529	14,059
Options payable	93,579	94,118
Total	$ 156,934	$ 243,655